Notes payable	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Notes payable

7.       Notes payable

Notes payable are summarized below:

	As of	As of
	December 31, 2024	December 31, 2023
Notes payable
Loan 1 (a)	$11,187	$20,210
Loan 2 (b)	—	600,000
Loan 3 (c)	410,409	785,044
Total notes payable	$421,596	$1,405,254

(a) Loan 1

During the year ended December 31, 2024, the Group entered an unsecured insurance financing arrangement with a face value of $55,844 AUD due on Feb 28, 2025, repaid borrowings in the amount of $50,907 AUD and recorded $5,114 AUD in interest expense related to this note.

During the year ended December 31, 2023, the Group entered an unsecured insurance financing arrangement with a face value of $53,390 AUD due on Feb 29, 2024, repaid borrowings in the amount of $29,182 AUD and recorded $4,244 AUD in interest expense related to this note.

(b) Loan 2

On November 3, 2021, IBG acquired 100% of the outstanding equity interests in W4W in exchange for $1,348,762 in cash. Of the consideration, $600,000 shall be paid to the seller of W4W within 30 days of the Company’s IPO. The balance was paid in full in 2024.

(c) Loan 3

During the year ended December 31, 2023, the Group entered six loans from 3rd parties with the total face value and interests accrued is $785,044 USD. In 2024, three loans were fully settled on October 18, October 23 and November 25, 2024. The other three loans are still outstanding as of December 31, 2024 with total USD$68,557 interests accrued during 2024, which is included within accounts payable and accrued expenses on the consolidated balance sheets.